Acquisitions/Divestitures	12 Months Ended
Dec. 31, 2013
Acquisitions/Divestitures
Acquisitions/Divestitures

Note C.

Acquisitions/Divestitures

Acquisitions

Purchase price consideration for all acquisitions, as reflected in the tables in this note, is paid primarily in cash. All acquisitions are reported in the Consolidated Statement of Cash Flows net of acquired cash and cash equivalents.

2013

In 2013, the company completed 10 acquisitions at an aggregate cost of $3,219 million.

SoftLayer Technologies, Inc. (SoftLayer)—On July 3, 2013, the company completed the acquisition of 100 percent of the privately held company, SoftLayer, a cloud computing infrastructure provider based in Dallas, Texas for cash consideration of $1,977 million. SoftLayer joins the company’s new cloud services division, which combines SoftLayer with IBM SmartCloud into a global platform. The new division provides a broad range of choices to the company’s clients, ISVs and channel and technology partners. Goodwill of $1,285 million has been assigned to the Global Technology Services ($1,246 million) and Software ($39 million) segments. It is expected that none of the goodwill will be deductible for tax purposes. The overall weighted-average useful life of the identified intangible assets acquired is 7.0 years.

Other Acquisitions — The Software segment completed acquisitions of eight privately held companies: in the first quarter, StoredIQ Inc. (StoredIQ) and Star Analytics, Inc. (Star Analytics); in the second quarter, UrbanCode Inc. (UrbanCode); and in the third quarter, Trusteer, Ltd. (Trusteer) and Daeja Image Systems, Ltd. (Daeja); and in the fourth quarter, Xtify, Inc. (Xtify), The Now Factory and Fiberlink Communications (Fiberlink). Systems and Technology (STG) completed one acquisition: in the third quarter, CSL International (CSL), a privately held company. All acquisitions were for 100 percent of the acquired companies.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2013.

2013 Acquisitions

($ in millions)
	Amortization		Other
	Life (in Years)	SoftLayer	Acquisitions
Current assets		$80	$97
Fixed assets/noncurrent assets		300	41
Intangible assets
Goodwill	N/A	1,285	961
Completed technology	5-7	290	181
Client relationships	6-7	245	97
In-process R&D	N/A	2	—
Patents/trademarks	2-7	75	32
Total assets acquired		2,277	1,408
Current liabilities		(56)	(61)
Noncurrent liabilities		(244)	(105)
Total liabilities assumed		(300)	(166)
Total purchase price		$1,977	$1,242

N/A - not applicable

In addition to SoftLayer, each acquisition further complemented and enhanced the company’s portfolio of product and services offerings. The acquisition of StoredIQ advances the company’s efforts to help clients derive value from big data. The combination of the company’s and Star Analytics’ software will advance the company’s business analytics initiatives. UrbanCode automates the delivery of software, helping businesses quickly release and update mobile, social, big data and cloud applications. CSL deepens the consolidation cloud capabilities by offering simplified management of the virtualization environment. Trusteer extends the company’s data security capabilities further into the cloud, mobile and endpoint security space. Daeja delivers software that helps employees across all industries, especially data intensive ones such as banking, insurance and healthcare, get faster access to critical business information, and complements the company’s big data capabilities. Xtify is a leading provider of cloud-based mobile messaging tools that help organizations improve mobile sales, drive in-store traffic and engage customers with personalized offers. The Now Factory is a provider of analytics software that helps communications service providers (CSPs) deliver better customer experiences and drive new revenue opportunities. Fiberlink is a mobile management and security company, that supports the company’s expanding vision for enterprise mobility management, which encompasses secure transactions between businesses, partners, and customers.

For the “Other Acquisitions,” the overall weighted-average life of the identified amortizable intangible assets acquired is 6.6 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $961 million has been assigned to the Software ($948 million) and Systems and Technology ($13 million) segments. It is expected that approximately 2 percent of the goodwill will be deductible for tax purposes.

On January 17, 2014, the company completed the acquisition of Aspera, Inc. (Aspera), a privately held company based in Emeryville, CA. Aspera’s technology helps companies securely speed the movement of massive data files around the world. At the time of issuance of the financial statements, the initial purchase accounting was not complete for this acquisition.

On February 24, 2014, the company announced that it had signed a definitive agreement to acquire Boston, MA-based Cloudant, Inc., (Cloudant) a privately held database-as-a-service (DBaaS) provider that enables developers to easily and quickly create next generation mobile and web apps. Cloudant will extend the company's big data and analytics, cloud, and mobile offerings by further helping clients take advantage of these key growth initiatives. The acquisition is expected to close in the first quarter of 2014 .

2012

In 2012, the company completed 11 acquisitions at an aggregate cost of $3,964 million.

Kenexa Corporation (Kenexa)—On December 3, 2012, the company completed the acquisition of 100 percent of Kenexa, a publicly held company, for cash consideration of $1,351 million. Kenexa, a leading provider of recruiting and talent management solutions, brings a unique combination of cloud-based technology and consulting services that integrates both people and processes, providing solutions to engage a smarter, more effective workforce across their most critical businesses functions. Goodwill of $1,014 million was assigned to the Software ($771 million) and Global Technology Services (GTS) ($243 million) segments. As of the acquisition date, it was expected that approximately 10 percent of the goodwill would be deductible for tax purposes. The overall weighted-average useful life of the identified intangible assets acquired was 6.5 years.

Other Acquisitions—The Software segment also completed eight other acquisitions: in the first quarter, Green Hat Software Limited (Green Hat), Emptoris Inc. (Emptoris) and Worklight, Inc. (Worklight), all privately held companies, and DemandTec, Inc. (DemandTec), a publicly held company; in the second quarter, Varicent Software Inc. (Varicent), Vivisimo Inc. (Vivisimo) and Tealeaf Technology Inc. (Tealeaf), all privately held companies; and in the third quarter, Butterfly Software, Ltd. (Butterfly), a privately held company. STG completed two acquisitions: in the first quarter, Platform Computing Corporation (Platform Computing), a privately held company; and in the third quarter, Texas Memory Systems (TMS), a privately held company. All acquisitions were for 100 percent of the acquired companies.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2012.

2012 Acquisitions

($ in millions)
	Amortization		Other
	Life (in Years)	Kenexa	Acquisitions
Current assets		$133	$278
Fixed assets/noncurrent assets		98	217
Intangible assets
Goodwill	N/A	1,014	1,880
Completed technology	3 - 7	169	403
Client relationships	4 - 7	179	194
In-process R&D	N/A	—	11
Patents/trademarks	1 - 7	39	37
Total assets acquired		1,632	3,020
Current liabilities		(93)	(143)
Noncurrent liabilities		(188)	(264)
Total liabilities assumed		(281)	(407)
Total purchase price		$1,351	$2,613

N/A - not applicable

Each acquisition further complemented and enhanced the company’s portfolio of product and services offerings. Green Hat helps customers improve the quality of software applications by enabling developers to use cloud computing technologies to conduct testing of a software application prior to its delivery. Emptoris expands the company’s cloud-based analytics offerings that provide supply chain intelligence leading to better inventory management and cost efficiencies. Worklight delivers mobile application management capabilities to clients across a wide range of industries. The acquisition enhanced the company’s comprehensive mobile portfolio, which is designed to help global corporations leverage the proliferation of all mobile devices—from laptops and smartphones to tablets. DemandTec delivers cloud-based analytics software to help organizations improve their price, promotion and product mix within the broad context of enterprise commerce. Varicent’s software automates and analyzes data across sales, finance, human resources and IT departments to uncover trends and optimize sales performance and operations. Vivisimo software automates the discovery of big data, regardless of its format or where it resides, providing decision makers with a view of key business information necessary to drive new initiatives. Tealeaf provides a full suite of customer experience management software, which analyzes interactions on websites and mobile devices. Butterfly offers storage planning software and storage migration tools, helping companies save storage space, operational time, IT budget and power consumption. Platform Computing’s focused technical and distributed computing management software helps clients create, integrate and manage shared computing environments that are used in compute-and-data intensive applications such as simulations, computer modeling and analytics. TMS designs and sells high-performance solid state storage solutions.

For the “Other Acquisitions,” the overall weighted-average life of the identified amortizable intangible assets acquired is 6.6 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $1,880 million was assigned to the Software ($1,412 million), Global Business Services (GBS) ($5 million), GTS ($21 million) and STG ($443 million) segments. As of the acquisition dates, it was expected that approximately 15 percent of the goodwill would be deductible for tax purposes.

2011

In 2011, the company completed five acquisitions of privately held companies at an aggregate cost of $1,849 million.

These acquisitions were completed as follows: in the second quarter, TRIRIGA, Inc. (TRIRIGA); and in the fourth quarter, i2, Algorithmics, Inc. (Algorithmics), Q1 Labs and Curam Software Ltd. (Curam Software). TRIRIGA was integrated into the Software and GBS segments upon acquisition. All acquisitions were integrated into the Software segment upon acquisition. All acquisitions reflected 100 percent ownership of the acquired companies.

TRIRIGA is a provider of facility and real estate management software solutions, which help clients make strategic decisions regarding space usage, evaluate alternative real estate initiatives, generate higher returns from capital projects and assess environmental impact investments. The acquisition added advanced real estate intelligence to the company’s smarter buildings initiative. i2 expanded the company’s Big Data analytics software for Smarter Cities by helping both public and private entities in government, law enforcement, retail, insurance and other industries access and analyze information they need to address crime, fraud and security threats. Algorithmics provides software and services for improved business insights at financial and insurance institutions to assess risk and address regulatory challenges. Q1 Labs is a provider of security intelligence software and accelerates efforts to help clients more intelligently secure their enterprises by applying analytics to correlate information from key security domains and creating security dashboards for their organizations. Curam Software is a provider of software and services which help governments improve the efficiency, effectiveness and accessibility of social programs for Smarter Cities.

The overall weighted-average life of the indentified intangible assets acquired was 6.9 years. These identified intangible assets will be amortized on a straight-line basis over their useful lives. Goodwill of $1,291 million was assigned to the Software ($1,277 million) and GBS ($14 million) segments. As of the acquisition dates, it was expected that approximately 25 percent of the goodwill would be deductible for tax purposes.

The table below reflects the purchase price related to these acquisitions and the resulting purchase price allocations as of December 31, 2011.

2011 Acquisitions

($ in millions)
	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$251
Fixed assets/noncurrent assets		88
Intangible assets
Goodwill	N/A	1,291
Completed technology	7	320
Client relationships	7	222
Patents/trademarks	1 - 7	17
Total assets acquired		2,190
Current liabilities		(191)
Noncurrent liabilities		(150)
Total liabilities assumed		(341)
Total purchase price		$1,849

N/A - not applicable

Divestitures

2014

On January 23, 2014, IBM and Lenovo Group Limited (Lenovo) announced a definitive agreement in which Lenovo will acquire the company's x86 server portfolio for $2.3 billion, consisting of approximately $2 billion in cash, with the balance in Lenovo stock. The stock will represent less than 5 percent equity ownership in Lenovo. The company will sell to Lenovo its System x, BladeCenter and Flex System blade servers and switches, x86-based Flex integrated systems, NeXtScale and iDataPlex servers and associated software, blade networking and maintenance operations.

IBM and Lenovo plan to enter into a strategic relationship which will include a global OEM and reseller agreement for sales of IBM’s industry-leading entry and midrange Storwize disk storage systems, tape storage systems, General Parallel File System software, SmartCloud Entry offering, and elements of IBM’s system software, including Systems Director and Platform Computing solutions. Following the closing of the transaction, Lenovo will assume related customer service and maintenance operations. IBM will continue to provide maintenance delivery on Lenovo’s behalf for an extended period of time.

The transaction will be completed as soon as is practical, subject to the satisfaction of regulatory requirements, customary closing conditions and any other required approvals. The transaction is expected to be completed in phases, with the initial closing in the second half of 2014. Subsequent local closings will occur subject to similar conditions, agreements and the information and consultation process in applicable countries.

The company expects to recognize a pre-tax gain on the sale. This gain will be recognized consistent with the closing schedule for the transaction. The exact amount of the gain and the breakdown by closing date is not yet determinable. The variables that can impact the final gain include the valuation of the final balance sheet transferred, the valuation of other related agreements and transaction-related expenses. See “Looking Forward” on page 64 for additional information.

The company's worldwide x86 business is reported in the Systems and Technology segment, and the associated maintenance operations are part of the Global Technology Services segment. In 2013, this combined business delivered approximately $4.6 billion of revenue, and was essentially breakeven on a pre-tax income basis.

2013

On September 10, 2013, IBM and SYNNEX announced a definitive agreement in which SYNNEX will acquire the company’s worldwide customer care business process outsourcing services business for $505 million, consisting of approximately $430 million in cash, net of balance sheet adjustments, and $75 million in SYNNEX stock, which represents less than 5 percent equity ownership in SYNNEX. As part of the transaction, SYNNEX will enter into a multi-year agreement with the company, and Concentrix, SYNNEX’s outsourcing business, will become an IBM strategic business partner for global customer care business process outsourcing services.

The transaction will be completed in phases — the initial closing was completed on January 31, 2014, with subsequent closings expected to be completed in the second quarter of 2014, subject to customary closing conditions, local agreements and the information and consultation process in applicable countries. The company expects to recognize a total pre-tax gain on the sale of between $150 - $175 million. This gain will be recognized consistent with the closing schedule for the transaction. The company’s worldwide customer care business process outsourcing services and industry process services are included in the Global Technology Services segment. In 2013, the divested business delivered $1.3 billion of revenue, approximately 1 percent of the company’s total revenue, approximately $0.1 billion of pre-tax income, and had approximately $50 million in tangible assets.

In the first quarter of 2013, the company completed the divestiture of its Showcase Reporting product set to Help/Systems. Showcase Reporting, which was acquired by the company through the SPSS acquisition in 2009, is an enterprise-class business intelligence platform that enables customers to build and manage analytical reporting environments.

In the fourth quarter of 2013, the company completed two divestitures, the Applicazioni Contabili Gestionali (ACG) business and the Cognos Application Development Tools (ADT) business.

The ACG business was purchased by TeamSystem. The ACG product is an Italian Enterprise Resource Planning solution for small- and medium- sized companies. The Cognos ADT business was purchased by UNICOM Systems, Inc. The Cognos ADT product suite represents a legacy family of products that provide application development environments that would enable programmers to develop COBOL applications at a higher productivity level.

Financial terms of each transaction were not disclosed and did not have a material impact in the consolidated financial results.

 2012

On April 17, 2012, the company announced that it had signed a definitive agreement with Toshiba TEC for the sale of its Retail Store Solutions business to Toshiba TEC. As part of the transaction, Toshiba TEC and the company also signed a multi-year business partner agreement to integrate retail store solutions for Smarter Commerce. The transaction price was $850 million, and the company received approximately $800 million in cash, net of closing date working capital adjustments.

Through December 31, 2012, the company completed the first three phases of the sale. For the completed phases, the company received net proceeds of $546 million, recorded a note receivable of $251 million and recognized a net pre-tax gain of $446 million. The gain was net of the fair value of certain contractual terms, certain transaction costs and the assets and liabilities sold. The gain was recorded in other (income) and expense in the Consolidated Statement of Earnings and the net proceeds are reflected within divestitures of businesses, net of cash transferred within cash flows from investing activities in the Consolidated Statement of Cash Flows. In addition, in the third quarter, the company acquired a 19.9 percent ownership interest for $161 million in Toshiba Global Commerce Solutions Holding Corporation, the new holding company that Toshiba TEC established for the business. The company will retain this ownership for a period of three years at which time Toshiba TEC will purchase the company’s equity interest for the initial acquisition value. This investment was recorded in investments and sundry assets in the Consolidated Statement of Financial Position and the payment was reflected within purchases of marketable securities and other investments within cash flows from investing activities in the Consolidated Statement of Cash Flows.

The company closed additional phases of the divestiture in 2013. Overall, the company has recognized a pre-tax gain on the sale of $463 million through December 31, 2013.

2011

During the fourth quarter of 2011, the company completed the divestiture of the iCluster business to Rocket Software. iCluster, which was acquired in the Data Mirror acquisition in 2007, was part of the Software business. This transaction was not material to the consolidated financial results.

During the second quarter of 2011, the company completed two divestitures related to subsidiaries of IBM Japan. The impact of these transactions was not material to the consolidated financial results.